CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents (Note 20)	$ 2,866,053	$ 926,431
Inventories (Note 7)	1,698,830	1,510,716
Income taxes recoverable	9,435	26,432
Fair value of derivative financial instruments (Notes 6 and 21)	34,428	1,348
Other current assets (Note 8A)	385,196	340,354
Total current assets	4,993,942	2,805,281
Non-current assets:
Goodwill (Notes 23 and 24)	4,157,672	4,157,672
Property, plant and mine development (Note 9)	22,850,540	21,466,499
Investments (Notes 6 and 10)	1,508,252	612,889
Deferred income and mining tax asset (Note 25)	17,821	29,198
Other assets (Note 8B)	943,064	915,479
Total assets	34,471,291	29,987,018
Current liabilities:
Accounts payable and accrued liabilities (Note 11)	1,033,444	823,412
Share based liabilities (Note 17)	31,722	27,290
Income taxes payable	1,226,347	372,197
Current portion of long-term debt (Note 14)		90,000
Reclamation provision (Note 12)	144,537	58,579
Lease obligations (Note 13)	30,480	40,305
Fair value of derivative financial instruments (Notes 6 and 21)	5,676	100,182
Total current liabilities	2,472,206	1,511,965
Non-current liabilities:
Long-term debt (Note 14)	196,271	1,052,956
Reclamation provision (Note 12)	1,318,476	1,026,628
Lease obligations (Note 13)	94,719	98,921
Share based liabilities (Note 17)	23,921	12,505
Deferred income and mining tax liabilities (Note 25)	5,373,013	5,162,249
Other liabilities (Note 15)	250,221	288,894
Total liabilities	9,728,827	9,154,118
EQUITY
Common shares (Note 16): Outstanding - 500,768,400 common shares issued, less 721,800 shares held in trust	18,699,862	18,675,660
Stock options (Notes 16 and 17)	166,775	172,145
Retained earnings	5,463,906	2,026,242
Other reserves (Note 18)	411,921	(41,147)
Total equity	24,742,464	20,832,900
Total liabilities and equity	34,471,291	29,987,018
Commitments and contingencies (Note 27)